Future Aircraft Leases Payments - Schedule of Seven Spare Engines Under Operating Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Aircraft 58 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 1,440,432
Aircraft 58 [Member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	266,135
Aircraft 58 [Member] | Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	856,655
Aircraft 58 [Member] | More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	317,642
Aircraft Engine 9 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	40,086
Aircraft Engine 9 [Member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	9,833
Aircraft Engine 9 [Member] | Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	25,590
Aircraft Engine 9 [Member] | More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 4,663